Income Taxes - Domestic income (loss) before income taxes and details of the income tax expense (benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Current:
Federal					$ (27)	$ 7,937
State					(860)	2,663
Total Current					(887)	10,600
Deferred:
Federal					(5,584)	(951)
State					(2,587)	(226)
Total Deferred					(8,171)	(1,177)
Income Tax (Benefit) Expense	$ (475)	$ (2,864)	$ 2,049	$ (11,380)	$ (9,058)	$ 9,423